Income Taxes (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax provision from continuing operations
The income tax provision consisted of the following amounts:

	Year Ended December 31,
	2015	2014	2013
	(In millions, except percentages)
Current
U.S. Federal	$—	$—	$—
Total — current	—	—	—
Deferred
U.S. Federal	10	2	14
State	2	2	(6)
Total — deferred	12	4	8
Total income tax expense	$12	$4	$8
Effective tax rate	15.6%	3.6%	5.8%

Reconciliation of the U.S. federal statutory rate to the Company's effective rate
The income tax provision consisted of the following:

	Three months ended March 31,
	2016	2015
	(In millions, except percentages)
Income (Loss) before income taxes	$1	$(25)
Income tax benefit	—	(4)
Effective income tax rate	—%	16.0%

The income tax provision consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(In millions, except percentages)
Income before income taxes	$75	$46	$76	$21
Income tax expense	12	4	12	—
Effective income tax rate	16.0%	8.7%	15.8%	—%

A reconciliation of the U.S. federal statutory rate of 35% to the Company's effective rate is as follows:

	Year Ended December 31,
	2015	2014	2013 (a)
	(In millions, except percentages)
Income Before Income Taxes	77	112	133
Tax at 35%	27	39	47
State taxes, net of federal benefit	2	1	(6)
Investment tax credits	(1)	—	—
Impact of non-taxable partnership earnings	(15)	(31)	(33)
Production tax credits	(4)	(6)	—
Change in state effective tax rate	—	1	—
Other	3	—	—
Income tax expense	$12	$4	$8
Effective income tax rate	15.6%	3.6%	5.8%

Company's deferred tax assets and liabilities
The temporary differences, which gave rise to the Company's deferred tax assets, consisted of the following:

	As of December 31,
	2015	2014
	(In millions)
Deferred tax assets:
Investment in projects	$—	$47
Production tax credits carryforwards	10	6
Investment tax credits	1	—
U.S. Federal net operating loss carryforwards	181	74
State net operating loss carryforwards	5	7
Total deferred tax assets	197	134
Deferred tax liabilities:
Investment in projects	$27	$—
Total deferred tax liabilities	27	—
Net non-current deferred tax asset	$170	$134